Schedule of Segment Reporting Information, by Segment (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Business Segments Schedule Of Segment Reporting Information, By Segment 1	$ 31,200,098
Business Segments Schedule Of Segment Reporting Information, By Segment 2	0
Business Segments Schedule Of Segment Reporting Information, By Segment 3	31,200,098
Business Segments Schedule Of Segment Reporting Information, By Segment 4	10,849,514
Business Segments Schedule Of Segment Reporting Information, By Segment 5	(5,899,016)
Business Segments Schedule Of Segment Reporting Information, By Segment 6	4,950,498
Business Segments Schedule Of Segment Reporting Information, By Segment 7	162,824,188
Business Segments Schedule Of Segment Reporting Information, By Segment 8	65,392,939
Business Segments Schedule Of Segment Reporting Information, By Segment 9	228,217,127
Business Segments Schedule Of Segment Reporting Information, By Segment 10	30,968,782
Business Segments Schedule Of Segment Reporting Information, By Segment 11	0
Business Segments Schedule Of Segment Reporting Information, By Segment 12	30,968,782
Business Segments Schedule Of Segment Reporting Information, By Segment 13	10,116,902
Business Segments Schedule Of Segment Reporting Information, By Segment 14	4,779,395
Business Segments Schedule Of Segment Reporting Information, By Segment 15	14,896,297
Business Segments Schedule Of Segment Reporting Information, By Segment 16	156,007,340
Business Segments Schedule Of Segment Reporting Information, By Segment 17	76,906,964
Business Segments Schedule Of Segment Reporting Information, By Segment 18	$ 232,914,304